Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
XL Hybrids, Inc [Member]
Summary of Aggregate Amortization Expense of Intangibles
Approximate annual aggregate amortization expense of the intangibles for the years subsequent to December 31, 2019 is as follows:

Years ending December 31:
2020	$216
2021	216
2022	216
2023	162

Total amortization	$809